BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Disclosure of detailed information about borrowings
Ternium’s most significant borrowings as of December 31, 2019, were those incurred under Ternium México’s syndicated loan facilities, in order to finance the construction of its hot rolling mill, hot-dip galvanizing and painting lines in Pesqueria, under Tenigal’s syndicated loan facility, in order to finance the construction of its hot-dipped galvanizing mill in Pesquería, Mexico, under Ternium Investments S.à r.l., in order to finance the acquisition of Ternium Brasil, and under Ternium Brasil's syndicated loan facility, in order to finance solely activities related to its exports of goods:

			In $ million
Date	Borrower	Type	Original principal amount	Outstanding principal amount as of December 31, 2019	Maturity

Years 2012 and 2013	Tenigal	Syndicated loan	200	75	July 2022
September 2017	Ternium Investments S.à r.l.	Syndicated loan	1,500	400	September 2022
June 2018	Ternium Mexico	Syndicated loan	1,000	875	June 2023
August 2019	Ternium Brasil	Syndicated loan	1,000	400	August 2024

The weighted average interest rates - which incorporate instruments denominated mainly in U.S. dollars and which do not include the effect of derivative financial instruments nor the devaluation of these local currencies - at year-end were as follows:

	As of December 31,
	2019	2018

Bank borrowings	2.94%	3.65%

	As of December 31,
	2019	2018

(i) Non-current

Bank borrowings	1,639,604	1,648,124
Less: debt issue costs	(10,712)	(11,023)

	1,628,892	1,637,101

(ii) Current

Bank borrowings	564,497	404,390
Less: debt issue costs	(4,715)	(4,534)

	559,782	399,856

Total Borrowings	2,188,674	2,036,957
Breakdown of borrowings by currency is as follows:

		As of December 31,
Currencies	Contract	2019	2018

USD	Floating	1,977,617	1,747,074
USD	Fixed	148,712	262,873
ARS	Floating	10	—
MXN	Floating	14,789	—
COP	Floating	30,634	—
COP	Fixed	16,912	17,009
GTQ	Fixed	—	10,001

		2,188,674	2,036,957

USD: U.S. dollars; ARS: Argentine pesos; COP: Colombian pesos; GTQ: Guatemalan quetzales; MXN: Mexican pesos.

Disclosure of maturities of borrowings
The maturity of borrowings is as follows:

	Expected Maturity Date
			2022 and	At December 31, (1)
	2020	2021	thereafter	2019	2018

Fixed Rate	165,623	—	—	165,623	289,883
Floating Rate	394,159	308,847	1,320,045	2,023,051	1,747,074

Total	559,782	308,847	1,320,045	2,188,674	2,036,957

(1) As most borrowings incorporate floating rates that approximate market rates and the contractual repricing occurs mostly every 1 month, the fair value of the borrowings approximates their carrying amount and it is not disclosed separately. Fixed rate borrowings are uncommitted short-term revolving loans and their fair value approximates to their carrying amount.